Intangible Asset	6 Months Ended
Dec. 31, 2023
Intangible Asset
Intangible Assets

6.Intangible Asset

The carrying value of the intangible assets acquired is as follows:

	IP Assets	Patents	Total
Balance, June 30, 2022	$1,501	$—	$1,501
Additions	—	41	41
Amortisation	(110)	—	(110)
Balance, June 30, 2023	1,391	41	1,432
Amortisation	(41)	(2)	(43)
Balance, December 31, 2023	$1,350	$39	$1,389